UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

 THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH
  31, 2007 PURSUANT TO A REQUEST FOR COFIDENTIAL TREATMENT AND FOR WHICH THAT
                    REQUEST WAS DENIED ON OCTOBER 27, 2008.

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:     March  31,  2007
                                                          ----------------

Check here if Amendment [x ];     Amendment Number:       1
                                                    -------------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [x] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:          Blenheim  Capital  Management,  L.L.C.
               ------------------------------------------
Address:       300  Connell  Drive,  Suite  5200
               ------------------------------------------
               Berkeley  Heights  New  Jersey  07922
               ------------------------------------------

Form  13F  File  Number:  28-12313
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Joseph  F.  Esposito
               -----------------------------
Title:         Managing  Director
               -----------------------------
Phone:         (732)  560-6246
               -----------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito     Berkeley Heights, New Jersey     November 4, 2008
-----------------------    ----------------------------     --------------------
[Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form  13F  File Number      Name

28-122205                   Summit  Global  Management,  Inc.
---------                   ---------------------------------

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                           -----------
Form 13F Information Table Entry Total:             15
                                           -----------
Form 13F Information Table Value Total:    276,748,907
                                           -----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ALCAN INC                      Common Stock     013716105 65281320 1250600 SH       Sole             1250600      0    0
ALCOA INC                      Common Stock     013817101 74735940 2204600 SH       Sole             2204600      0    0
ARCH COAL INC                  Common Stock     039380100  9207000  300000 SH       Sole              300000      0    0
CENTURY ALUMINUM COMPANY       Common Stock     156431108 23899424  509800 SH       Sole              509800      0    0
CLEVELAND-CLIFFS INC COM       Common Stock     185896107  9601500  150000 SH       Sole              150000      0    0
ANDERSONS INC/THE              Common Stock     034164103 21689400  488500 SH       Sole              488500      0    0
DOW CHEMICAL                   Common Stock     260543103  5503200  120000 SH       Sole              120000      0    0
PENTAIR INC                    Common Stock     709631105  7790000  250000 SH       Sole              250000      0    0
PEABODY ENERGY CORP            Common Stock     704549104 12072000  300000 SH       Sole              300000      0    0
ALUMINUM CORP OF CHINA-ADR     ADR              022276109  8789818  338200 SH       Sole              338200      0    0
WATTS WATER TECHNOLOGIES-A     Common Stock     942749102 10804323  284100 SH       Sole              284100      0    0
CIA SANEAMENTO BASICO DE-ADR   ADR              20441A102  6758000  200000 SH       Sole              200000      0    0
ALUMINA LTD-SPONSORED ADR      ADR              022205108  3020182  128300 SH       Sole              128300      0    0
FREIGHTCAR AMERICA INC         Common Stock     357023100 11560800  240000 SH       Sole              240000      0    0
PEABODY ENERGY CORP            Equity Option    704549104  6036000    1500 SH  Call Sole                1500      0    0
OPTION-APRIL